Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Bank of America, N.A., BofA Securities, Inc., Deutsche Bank Securities Inc., German American Capital Corporation, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2023-VLT2, Commercial Mortgage Pass-Through Certificates, Series 2023-VLT2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 4 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of May 31, 2023.

●	The phrase “Cut-off Date” refers to the date of June 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on May 10, 2023 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2023-VLT2 Accounting Tape Final.xlsx (provided on May 10, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Gap Rent Guaranty” refers to a draft or signed guaranty document detailing the amount guaranteed for outstanding gap rent.
●	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 11, 2023 through May 10, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 10, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Underwriting File	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Market Tier	Underwriting File	None
13	Year Built	Engineering Report	None
14	Year Renovated	Appraisal Report	None
15	Total Data Center NRA	Underwriting File	None
16	Total Leased Fee NRA	Appraisal Report	None
17	Unit of Measure	None - Company Provided	None
18	Data Center Raised Floor (SF)	Underwriting File	None
19	Data Center UW Total Capacity (MW)	Underwriting File	None
20	Data Center UW Built (MW)	Underwriting File	None
21	UW BBnB (MW)	Underwriting File	None
22	Overlap (MW)	Underwriting File	None
23	UW Available (MW)	Recalculation	None
24	Data Center UW Leased (MW)	Underwriting File	None
25	Data Center % UW Occupied	Recalculation	None
26	Occupancy Date	Underwriting File	None
27	Data Center UW Remaining Capacity (MW)	Underwriting File	None
28	BBnB Rent Commencement 2023 (MW)	Underwriting File	None
29	BBnB Rent Commencement 2024 (MW)	Underwriting File	None
30	BBnB Rent Commencement 2025+ (MW)	Underwriting File	None
31	# of Tenants	Underwriting File	None
32	% of Total UW Recurring Rent from Investment Grade Tenants	Recalculation	None
33	# of Contracts	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Data Center Hyperscale UW Recurring Rent %	Recalculation	None
35	Data Center Enterprise UW Recurring Rent %	Recalculation	None
36	Data Center Federal UW Recurring Rent %	Recalculation	None
37	Leased Fee UW Recurring Rent %	Recalculation	None
38	Total UW Recurring Rent %	Recalculation	None
39	WA Lease Expiration Date	Recalculation	None
40	WA Lease Term Remaining	Recalculation	None
41	Ownership Interest	Title Policy; Appraisal Report	None
42	Mortgage Loan Closing Date Balance	Loan Agreement	None
43	Mortgage Loan Closing Date Balance per Data Center Total Capacity MW	Recalculation	None
44	Mortgage Loan Closing Date Balance per Leased Fee SF	Recalculation	None
45	% of Mortgage Loan Closing Date Balance	Recalculation	None
46	Mortgage Loan Maturity Date Balance	Recalculation	None
47	Individual As-Is Appraised Value Date	Appraisal Report	None
48	Individual As-Is Appraised Value	Appraisal Report	None
49	Data Center Individual As-Is Appraised Value per Data Center Total Capacity MW	Recalculation	None
50	Leased Fee Individual As-Is Appraised Value per Leased Fee SF	Recalculation	None
51	Portfolio Appraised Value Date	Appraisal Report	None
52	Portfolio Appraised Value	Appraisal Report	None
53	Portfolio Appraised Value Premium	Recalculation	None
54	Appraiser's BBnB Capital Expenditure Deduction	Appraisal Report	None
55	Adjusted Portfolio Appraised Value	Recalculation	None
56	Individual Stabilized Appraised Value Date	Appraisal Report	None
57	Individual Stabilized Appraised Value	Appraisal Report	None
58	Data Center Individual Stabilized Appraised Value per Data Center Total Capacity MW	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
59	Engineering Report Provider	Engineering Report	None
60	Engineering Report Date	Engineering Report	None
61	Environmental Report Provider	Environmental Report	None
62	Environmental Report Date	Environmental Report	None
63	Phase II Required?	Environmental Report	None
64	Seismic Zone	Engineering Report	None
65	PML %	Not Applicable*	None
66	Origination Date	None - Company Provided	None
67	Assumed One-month Term SOFR	None - Company Provided	None
68	Assumed Mortgage Loan Spread	None - Company Provided	None
69	Term SOFR Cap	Interest Rate Cap Term Sheet	None
70	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
71	Term SOFR Lookback days	Loan Agreement	None
72	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
73	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
74	Amort Type	Loan Agreement	None
75	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
76	Annual Mortgage Loan Debt Service Payment	Recalculation	None
77	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
78	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
79	Grace Period	Loan Agreement	None
80	First Loan Payment Date	Loan Agreement	None
81	Seasoning	Recalculation	None
82	Original Term to Maturity (Months)	Recalculation	None
83	Remaining Term to Maturity (Months)	Recalculation	None
84	Original Amortization Term (Months)	Not Applicable*	None
85	Remaining Amortization Term (Months)	Not Applicable*	None
86	Original IO Term (Months)	Recalculation	None
87	Remaining IO Term (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
88	Initial Maturity Date	Loan Agreement	None
89	Floating Rate Component Extensions	Loan Agreement	None
90	Fully Extended Maturity Date	Loan Agreement	None
91	Lockbox	Loan Agreement	None
92	Cash Management Type	Loan Agreement	None
93	Cash Management Trigger	Loan Agreement	None
94	Administrative Fee Rate (%)	Fee Schedule	None
95	Floating Rate Component Prepayment Provision	Loan Agreement	None
96	Partial Release Allowed?	Loan Agreement	None
97	Property Release Description	Loan Agreement	None
98	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
99	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
100	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
101	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
102	Mortgage Loan Closing Date LTV (Adjusted Portfolio Value)	Recalculation	None
103	Mortgage Loan Balloon LTV (Adjusted Portfolio Value)	Recalculation	None
104	Mortgage Loan Closing Date LTV (Stabilized Value)	Recalculation	None
105	Mortgage Loan Balloon LTV (Stabilized Value)	Recalculation	None
106	Mortgage Loan UW NOI Debt Yield	Recalculation	None
107	Mortgage Loan UW NCF Debt Yield	Recalculation	None
108	Mortgage Loan UW NOI DSCR	Recalculation	None
109	Mortgage Loan UW NCF DSCR	Recalculation	None
110	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
111	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
112	Initial Tax Escrow	Loan Agreement	None
113	Ongoing Tax Escrow Monthly	Loan Agreement	None
114	Tax Escrow Springing Conditions	Loan Agreement	None
115	Initial Insurance Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
116	Ongoing Insurance Escrow Monthly	Loan Agreement	None
117	Insurance Escrow Springing Conditions	Loan Agreement	None
118	Initial Immediate Repairs Escrow	Loan Agreement	None
119	Initial CapEx Escrow	Loan Agreement	None
120	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
121	Cap Ex Escrow Springing Conditions	Loan Agreement	None
122	Initial TI/LC Escrow	Loan Agreement	None
123	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
124	TI/LC Escrow Springing Conditions	Loan Agreement	None
125	Initial Other Escrow	Loan Agreement	None
126	Ongoing Other Escrow Monthly	Loan Agreement	None
127	Ongoing Other Escrow Springing Condition	Loan Agreement	None
128	Other Escrow Description	Loan Agreement; Gap Rent Guaranty	None
129	Largest Tenant (by Total UW Recurring Rent) Tenant Name	Underwriting File	None
130	Largest Tenant (by Total UW Recurring Rent) Lease Exp.	Underwriting File	None
131	Largest Tenant (by Total UW Recurring Rent) KW	Underwriting File	None
132	Largest Tenant (by Total UW Recurring Rent) UW Base Rent	Underwriting File	None
133	Largest Tenant (by Total UW Recurring Rent) Total UW Recurring Rent	Underwriting File	None
134	2nd Largest Tenant (by Total UW Recurring Rent) Tenant Name	Underwriting File	None
135	2nd Largest Tenant (by Total UW Recurring Rent) Lease Exp.	Underwriting File	None
136	2nd Largest Tenant (by Total UW Recurring Rent) KW	Underwriting File	None
137	2nd Largest Tenant (by Total UW Recurring Rent) UW Base Rent	Underwriting File	None
138	2nd Largest Tenant (by Total UW Recurring Rent) Total UW Recurring Rent	Underwriting File	None
139	3rd Largest Tenant (by Total UW Recurring Rent) Tenant Name	Underwriting File	None
140	3rd Largest Tenant (by Total UW Recurring Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
141	3rd Largest Tenant (by Total UW Recurring Rent) KW	Underwriting File	None
142	3rd Largest Tenant (by Total UW Recurring Rent) UW Base Rent	Underwriting File	None
143	3rd Largest Tenant (by Total UW Recurring Rent) Total UW Recurring Rent	Underwriting File	None
144	Space & Power MRR 2022	Underwriting File	$1.00
145	Space & Power MRR March 2023 TTM	Underwriting File	$1.00
146	Space & Power MRR Sponsor In-Place	Underwriting File	$1.00
147	Space & Power MRR UW	Underwriting File	$1.00
148	Potential Income from Vacant kW 2022	Underwriting File	$1.00
149	Potential Income from Vacant kW March 2023 TTM	Underwriting File	$1.00
150	Potential Income from Vacant kW Sponsor In-Place	Underwriting File	$1.00
151	Potential Income from Vacant kW UW	Underwriting File	$1.00
152	Connectivity / Other MRR 2022	Underwriting File	$1.00
153	Connectivity / Other MRR March 2023 TTM	Underwriting File	$1.00
154	Connectivity / Other MRR Sponsor In-Place	Underwriting File	$1.00
155	Connectivity / Other MRR UW	Underwriting File	$1.00
156	Escalators 2022	Underwriting File	$1.00
157	Escalators March 2023 TTM	Underwriting File	$1.00
158	Escalators Sponsor In-Place	Underwriting File	$1.00
159	Escalators UW	Underwriting File	$1.00
160	IG Credit Rent Steps 2022	Underwriting File	$1.00
161	IG Credit Rent Steps March 2023 TTM	Underwriting File	$1.00
162	IG Credit Rent Steps Sponsor In-Place	Underwriting File	$1.00
163	IG Credit Rent Steps UW	Underwriting File	$1.00
164	Gross Potential Rent 2022	Underwriting File	$1.00
165	Gross Potential Rent March 2023 TTM	Underwriting File	$1.00
166	Gross Potential Rent Sponsor In-Place	Underwriting File	$1.00
167	Gross Potential Rent UW	Underwriting File	$1.00
168	Economic Vacancy 2022	Underwriting File	$1.00
169	Economic Vacancy March 2023 TTM	Underwriting File	$1.00
170	Economic Vacancy Sponsor In-Place	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
171	Economic Vacancy UW	Underwriting File	$1.00
172	Recoveries 2022	Underwriting File	$1.00
173	Recoveries March 2023 TTM	Underwriting File	$1.00
174	Recoveries Sponsor In-Place	Underwriting File	$1.00
175	Recoveries UW	Underwriting File	$1.00
176	Other Revenue 2022	Underwriting File	$1.00
177	Other Revenue March 2023 TTM	Underwriting File	$1.00
178	Other Revenue Sponsor In-Place	Underwriting File	$1.00
179	Other Revenue UW	Underwriting File	$1.00
180	Total Revenue 2022	Underwriting File	$1.00
181	Total Revenue March 2023 TTM	Underwriting File	$1.00
182	Total Revenue Sponsor In-Place	Underwriting File	$1.00
183	Total Revenue UW	Underwriting File	$1.00
184	Management Fee 2022	Underwriting File	$1.00
185	Management Fee March 2023 TTM	Underwriting File	$1.00
186	Management Fee Sponsor In-Place	Underwriting File	$1.00
187	Management Fee UW	Underwriting File	$1.00
188	Power / Utility Costs 2022	Underwriting File	$1.00
189	Power / Utility Costs March 2023 TTM	Underwriting File	$1.00
190	Power / Utility Costs Sponsor In-Place	Underwriting File	$1.00
191	Power / Utility Costs UW	Underwriting File	$1.00
192	Other Expenses 2022	Underwriting File	$1.00
193	Other Expenses March 2023 TTM	Underwriting File	$1.00
194	Other Expenses Sponsor In-Place	Underwriting File	$1.00
195	Other Expenses UW	Underwriting File	$1.00
196	Real Estate Taxes 2022	Underwriting File	$1.00
197	Real Estate Taxes March 2023 TTM	Underwriting File	$1.00
198	Real Estate Taxes Sponsor In-Place	Underwriting File	$1.00
199	Real Estate Taxes UW	Underwriting File	$1.00
200	Insurance 2022	Underwriting File	$1.00
201	Insurance March 2023 TTM	Underwriting File	$1.00
202	Insurance Sponsor In-Place	Underwriting File	$1.00
203	Insurance UW	Underwriting File	$1.00
204	Total Operating Expenses 2022	Underwriting File	$1.00
205	Total Operating Expenses March 2023 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
206	Total Operating Expenses Sponsor In-Place	Underwriting File	$1.00
207	Total Operating Expenses UW	Underwriting File	$1.00
208	Net Operating Income 2022	Underwriting File	$1.00
209	Net Operating Income March 2023 TTM	Underwriting File	$1.00
210	Net Operating Income Sponsor In-Place	Underwriting File	$1.00
211	Net Operating Income UW	Underwriting File	$1.00
212	Replacement Reserves 2022	Underwriting File	$1.00
213	Replacement Reserves March 2023 TTM	Underwriting File	$1.00
214	Replacement Reserves Sponsor In-Place	Underwriting File	$1.00
215	Replacement Reserves UW	Underwriting File	$1.00
216	Net Cash Flow 2022	Underwriting File	$1.00
217	Net Cash Flow March 2023 TTM	Underwriting File	$1.00
218	Net Cash Flow Sponsor In-Place	Underwriting File	$1.00
219	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2023-VLT2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
23	UW Available (MW)	Difference between (i) the sum of (a) Data Center UW Built (MW) and (b) UW BBnB (MW) and (ii) Overlap (MW).
25	Data Center % UW Occupied	Quotient of (i) Data Center UW Leased (MW) and (ii) UW Available (MW)
32	% of Total UW Recurring Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant UW Recurring Rent from the Underwriting File and (ii) sum of the total UW Recurring Rent from the Underwriting File.
34	Data Center Hyperscale UW Recurring Rent %	Quotient of (i) sum of hyperscale tenant UW Recurring Rent from the Underwriting File and (ii) sum of the total UW Recurring Rent from the Underwriting File.
35	Data Center Enterprise UW Recurring Rent %	Quotient of (i) sum of enterprise tenant UW Recurring Rent from the Underwriting File and (ii) sum of the total UW Recurring Rent from the Underwriting File.
36	Data Center Federal UW Recurring Rent %	Quotient of (i) sum of federal tenant UW Recurring Rent from the Underwriting File and (ii) sum of the total UW Recurring Rent from the Underwriting File.
37	Leased Fee UW Recurring Rent %	Quotient of (i) sum of leased fee tenant UW Recurring Rent from the Underwriting File and (ii) sum of the total UW Recurring Rent from the Underwriting File.
38	Total UW Recurring Rent %	Sum of (i) Data Center Hyperscale UW Recurring Rent %, (ii) Data Center Enterprise UW Recurring Rent %, (iii) Data Center Federal UW Recurring Rent % and (iv) Leased Fee UW Recurring Rent %.
39	WA Lease Expiration Date	Quotient of (i) for each respective Mortgaged Property the sum of (a) the product of (1) the lease expiration date for each tenant and (2) the corresponding UW Recurring Rent for each tenant (ii) the sum of the total UW Recurring Rent of the respective Mortgaged Property.
40	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
43	Mortgage Loan Closing Date Balance per Data Center Total Capacity MW	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Data Center Total Capacity (MW).
44	Mortgage Loan Closing Date Balance per Leased Fee SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Leased Fee NRA.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2023-VLT2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
45	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
46	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
49	Data Center Individual As-Is Appraised Value per Data Center Total Capacity MW	Quotient of (i) Individual As-Is Appraised Value and (ii) the Data Center Total Capacity (MW).
50	Leased Fee Individual As-Is Appraised Value per Leased Fee SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Leased Fee NRA.
53	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
55	Adjusted Portfolio Appraised Value	Sum of (i) the Portfolio Appraised Value and (ii) Appraiser's BBnB Capital Expenditure Deduction
58	Data Center Individual Stabilized Appraised Value per Data Center Total Capacity MW	Quotient of (i) Individual Stabilized Appraised Value and (ii) the Data Center Total Capacity (MW).
70	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
75	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
76	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
77	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
78	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
81	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
82	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
83	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
86	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2023-VLT2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
87	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
98	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
99	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
100	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
101	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
102	Mortgage Loan Closing Date LTV (Adjusted Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Adjusted Portfolio Appraised Value.
103	Mortgage Loan Balloon LTV (Adjusted Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Adjusted Portfolio Appraised Value.
104	Mortgage Loan Closing Date LTV (Stabilized Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual Stabilized Appraised Value.
105	Mortgage Loan Balloon LTV (Stabilized Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual Stabilized Appraised Value.
106	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
107	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
108	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
109	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
110	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
111	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16